Loans and Advances To Customers - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and hire purchase contract receivables [abstract]
Unguaranteed residual value of leases	£ 1,034	£ 886
Contingent rent income	£ 0	£ 5	£ 4